Transactions with Related Parties, MPC Capital Related Parties (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Revenues from Services with Related Parties [Abstract]
Revenue from services	$ 16,803,545	$ 0
Transactions with Related Parties [Abstract]
Due from related parties	$ 11,218,334		$ 6,393,625
MPC Container Ships ASA [Member]
Transactions with Related Parties [Abstract]
Ownership percentage	17.14%		13.70%
MPC Caribbean Clean Energy Limited [Member]
Transactions with Related Parties [Abstract]
Ownership percentage	22.20%		22.20%
MPC Energy Solutions NV [Member]
Transactions with Related Parties [Abstract]
Ownership percentage	20.50%		20.50%
Wilhelmsen Ahrenkiel Ship Management GmbH & Co. KG [Member]
Transactions with Related Parties [Abstract]
Ownership percentage	50.00%		50.00%
Related Party [Member]
Revenues from Services with Related Parties [Abstract]
Revenue from services	$ 5,279,022	$ 0
Related Party [Member] | MPC Container Ships ASA [Member]
Revenues from Services with Related Parties [Abstract]
Revenue from services	$ 4,203,908
Transactions with Related Parties [Abstract]
Ownership percentage	13.70%
Due from related parties	$ 3,659,873
Related Party [Member] | MPC Caribbean Clean Energy Limited [Member]
Revenues from Services with Related Parties [Abstract]
Revenue from services	$ 450,060
Transactions with Related Parties [Abstract]
Ownership percentage	22.20%
Due from related parties	$ 899,459
Related Party [Member] | MPC Energy Solutions NV [Member]
Revenues from Services with Related Parties [Abstract]
Revenue from services	$ 353,742
Transactions with Related Parties [Abstract]
Ownership percentage	20.50%
Related Party [Member] | Other [Member]
Revenues from Services with Related Parties [Abstract]
Revenue from services	$ 271,312
Related Party [Member] | Wilhelmsen Ahrenkiel Ship Management GmbH & Co. KG [Member]
Transactions with Related Parties [Abstract]
Ownership percentage	50.00%
Due from related parties	$ 1,171,590